FAIR VALUE MEASUREMENTS - Non marketable securities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
Impairments in non-marketable securities without readily determinable fair value	$ 0	$ 0	$ 0
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Annual Amount	26
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Annual Amount		6	$ 17
Equity Securities without Readily Determinable Fair Value, Upward Price Adjustment, Cumulative Amount	38	35
Equity Securities without Readily Determinable Fair Value, Downward Price Adjustment, Cumulative Amount	29	0
Equity investments - without readily determinable fair value	$ 102	$ 141